Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 7,191	$ 4,069
Prepayments	2,208	681
VAT receivable	1,274	248
Other asset	717	0
Grant income receivable	678	279
Other receivable	121	135
Total prepaid expenses and other current assets	$ 12,189	$ 5,412